Non-controlling interests - Summary of Non-Controlling Interests in Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 435,860	$ 514,698
Current liabilities	(221,723)	(141,702)
Carrying amount of NCI	59,304	63,414
Net increase (decrease) in cash and cash equivalents	(108,503)	(193,189)
Revenue	617,823	459,016
Net loss and comprehensive loss	73,685	(379,631)
Net loss allocated to NCI	$ (6,901)	$ (17,747)
Hellas
Disclosure of subsidiaries [line items]
NCI percentage	5.00%	5.00%
Current assets	$ 67,902	$ 78,308
Non-current assets	1,858,544	1,846,952
Current liabilities	(1,050,952)	(191,936)
Non-current liabilities	(405,318)	(1,181,693)
Net assets	470,176	551,631
Carrying amount of NCI	13,362	17,619
Cash flows (used in) generated from operating activities	(215)	(66,135)
Cash flows used in investing activities	(45,216)	(80,306)
Cash flows generated from (used in) financing activities	50,026	133,520
Net increase (decrease) in cash and cash equivalents	4,595	(12,921)
Revenue	140,156	110,488
Net loss and comprehensive loss	(107,758)	(298,272)
Net loss allocated to NCI	(5,388)	(14,913)
Dividends paid to NCI	$ 0	$ 0
Deva
Disclosure of subsidiaries [line items]
NCI percentage	19.50%	19.50%
Current assets	$ 1,867	$ 2,177
Non-current assets	415,149	414,330
Current liabilities	(312)	(536)
Non-current liabilities	(294,493)	(289,134)
Net assets	122,211	126,837
Carrying amount of NCI	42,903	44,169
Cash flows (used in) generated from operating activities	(4,856)	(16,695)
Cash flows used in investing activities	(15)	(419)
Cash flows generated from (used in) financing activities	4,803	15,218
Net increase (decrease) in cash and cash equivalents	(68)	(1,896)
Revenue	0	0
Net loss and comprehensive loss	(6,494)	(14,100)
Net loss allocated to NCI	(1,266)	(2,750)
Dividends paid to NCI	$ 0	$ 0